Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients $ in Millions	12 Months Ended
	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2025 CLF	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CLP ($)
Schedule of Business Operations of the Bank With their Clients [Line Items]
Exceed amount			CLF 2,000	$ 77,289
Expenses MCh$	$ 14,095	$ 33,385
Banco Santander, S.A.| Spain| Group| Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	5	0
Expenses MCh$	19,095	21,898
Account receivable	0	0
Account payable MCh$		1,264			$ 656
Santander Back-Offices Globales Mayoristas, S.A.| Spain| Group| Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	3,496
Account receivable	0
Account payable MCh$					0
Santander Chile Holding S.A.| Chile| Group| Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	233
Expenses MCh$	0
Account receivable	4
Account payable MCh$					0
Santander Factoring S.A.| Chile| Group| Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	39
Expenses MCh$	395
Account receivable	20
Account payable MCh$					66
Bansa Santander S.A.| Chile| Group| Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	4
Expenses MCh$	87
Account receivable	0
Account payable MCh$					0
Gesban Santander Servicios Profesionales Contables Limitada| Chile| Group| Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	60
Account receivable	0
Account payable MCh$					134
Other income	(118)
Santander Global Services, S.L.| Spain| Group| Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	609
Account receivable	0
Account payable MCh$					0
Santander Investment Chile Limitada| Chile| Group| Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	5,141
Account receivable	12
Account payable MCh$					336
Santander Global Technology and Operations Chile limitada| Chile| Consulting Services| IT Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	178
Expenses MCh$	7,637
Account receivable	2
Account payable MCh$					9,088
Universia Chile S.A.| Chile| Group| Institutional Consulting Services| Monthly [Member]
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	8
Expenses MCh$	446
Account receivable	0
Account payable MCh$					0
Aquanima Chile S.A.| Chile| Group| Consulting Services| Monthly [Member]
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	1,067
Account receivable	0
Account payable MCh$					0
Santander Asset Management S.A. Administradora General de Fondos| Chile| Group| Consulting Services| Mon[Member]
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	693
Expenses MCh$	85
Account receivable	9,976
Account payable MCh$					21
Centro de Compensación Automatizado S.A.| Chile| Associated| Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	3,453
Account receivable	0
Account payable MCh$					0
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.| Chile| Associated| Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	600
Account receivable	0
Account payable MCh$					0
Zurich Santander Seguros Generales Chile S.A.| Chile| Associated| Channel Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	122
Expenses MCh$	0
Account receivable	1,452
Account payable MCh$					0
Santander Banca de Inversión Colombia, S.A.S.| Colombia| Group| Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	291
Account receivable	0
Account payable MCh$					0
F1rst Tecnologia e Inovação Ltda.| Brazil| Group| Consulting Services| Monthly [Member]
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	8,783
Account receivable	0
Account payable MCh$					0
Santander Global Technology and Operations, S.L. Unipersonal| Spain| Group| Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	53,843
Account receivable	0
Account payable MCh$					0
PagoNxt Payments Services, S.L.| Spain| Group| Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	751
Account receivable	0
Account payable MCh$					0
Santander Global Cards & Digital Solutions, S.L.| Spain| Group| Consulting Services| Monthly [Member]
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	2,316
Account receivable	0
Account payable MCh$					0
Open Digital Services, S.L.| Spain| Group| Consulting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	4,141
Account receivable	0
Account payable MCh$					0
Klare Corredora de Seguros S.A.| Chile| Group| Consulting Services| Monthly [Member]
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	9
Expenses MCh$	274
Account receivable	$ 1
Account payable MCh$					$ 0
Santander Back-Offices Globales Mayoristas, S.A.| Spain| Group| Back Office services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		3,554
Account receivable		0
Account payable MCh$		0
Santander Chile Holding S.A.| Chile| Group| Leases| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		266
Expenses MCh$		0
Account receivable		1
Account payable MCh$		0
Santander Factoring S.A.| Chile| Group| Leases, Custody and Portal| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		44
Expenses MCh$		412
Account receivable		20
Account payable MCh$		103
Bansa Santander S.A.| Chile| Group| Leases and Other| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		4
Expenses MCh$		83
Account receivable		0
Account payable MCh$		0
Gesban Santander Servicios Profesionales Contables Limitada| Chile| Group| Accounting Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		57
Expenses MCh$		762
Account receivable		0
Account payable MCh$		0
Santander Global Services, S.L. Unipersonal| Spain| Group| Consulting services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		643
Account receivable		0
Account payable MCh$		0
Santander Investment Chile Limitada| Chile| Group| Leases| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		4,925
Account receivable		3
Account payable MCh$		310
Santander Global Technology and Operations Chile limitada| Chile| Group| IT Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		372
Account receivable		0
Account payable MCh$		14
Universia Chile S.A.| Chile| Group| Institutional Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		7
Expenses MCh$		435
Account receivable		0
Account payable MCh$		84
Aquanima Chile S.A.| Chile| Group| Procurement Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		1,904
Account receivable		0
Account payable MCh$		351
Santander Asset Management S.A. Administradora General de Fondos| Chile| Group| Leases and Other| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		483
Account receivable		9,335
Account payable MCh$		81
Centro de Compensación Automatizado S.A.| Chile| Associated| Derivatives clearing| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		3,501
Account receivable		0
Account payable MCh$		0
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.| Chile| Associated| Card operator| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		733
Account receivable		0
Account payable MCh$		0
Zurich Santander Seguros Generales Chile S.A.| Chile| Associated| Channel Usage Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		187
Expenses MCh$		0
Account receivable		1,883
Account payable MCh$		0
F1rst Tecnologia e Inovação Ltda.| Brazil| Group| IT Services and Service Desk| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		26,816
Account receivable		0
Account payable MCh$		0
Santander Global Technology and Operations, S.L. Unipersonal| Spain| Group| IT services and Ops,| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		57,379
Account receivable		132
Account payable MCh$		0
PagoNxt Trade Services, S.L.| Spain| Group| Digital payments| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		620
Account receivable		0
Account payable MCh$		0
Klare Corredora de Seguros S.A.| Chile| Group| Leases| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		78
Expenses MCh$		0
Account receivable		267
Account payable MCh$		0
Universia Holding, S.L.| Spain| Group| Institutional Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		77
Account receivable		0
Account payable MCh$		0
Santander Global Cards & Digital Solutions, S.L.| Spain| Group| Institutional Services| Monthly
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		515
Account receivable		0
Account payable MCh$		$ 0